SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Origination and servicing expense, Sales and marketing expenses, Government grant and Value added taxes ("VAT") (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Institution	Dec. 31, 2019 CNY (¥) Institution	Dec. 31, 2018 CNY (¥) Institution
Product Information [Line Items]
Cash reward	¥ 13,100	¥ 14,700	¥ 12,500
Advertising and marketing related expenses	859,386	2,725,812	1,254,315
Government grants received	¥ 74,449	¥ 128,147	¥ 7,695
Product Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Number of major funding institutions individually generating greater than 10% of total revenues | Institution	2	3	3
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum
Product Information [Line Items]
Percent of total revenues generated by a major funding institution	10.00%	10.00%	10.00%
Consolidated Trusts
Product Information [Line Items]
VAT rate (as a percent)	3.00%
Other Entities
Product Information [Line Items]
VAT rate (as a percent)	6.00%